Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Accrued Liabilities, Current [Abstract]
Summary of Accrued Liabilities
Accrued liabilities consist of the following:

	As of December 31,
	2020	2021
Interest on long-term debt	—	92,578
Administrative expenses	—	94,735
Voyage expenses	170,607	158,231
Vessel operating expenses	220,316	141,130

Total	$390,923	$486,674